Condensed financial information of the parent company - Summary of Condensed Statements of Cash Flows (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Net cash used in operating activities		¥ (58,731,377)	¥ 55,031	¥ (4,758,992)
Effect of exchange rate changes on cash	$ (110,201)	(789,424)	2,945	20,469
Cash and cash equivalents at beginning of the years	388,200	2,780,907	2,151,180	2,877,541
Cash and cash equivalents at end of the years	1,584,671	11,351,952	2,780,907	2,151,180
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Net cash used in operating activities	(5,561,024)	(39,836,955)	0	0
Net cash used in investing activities	(789,935)	(5,658,778)	0	0
Net cash provided by financing activities	7,026,331	50,333,827	0	0
Effect of exchange rate changes on cash	(111,705)	(800,211)	0	0
Net change in cash	563,667	4,037,883	0	0
Cash and cash equivalents at beginning of the years	0	0	0	0
Cash and cash equivalents at end of the years	$ 563,667	¥ 4,037,883	¥ 0	¥ 0